Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000108407
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	$ 10,000		$ 10,231	$ 12,148	$ 14,248	$ 14,683	$ 15,432	$ 18,613	$ 17,352	$ 20,224	$ 23,863	$ 26,046
C000108408
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	10,000		10,155	11,971	13,935	14,250	14,860	17,795	16,469	19,048	22,316	24,169
C000142551
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	10,000		10,261	12,213	14,363	14,839	15,629	18,903	17,666	20,643	24,414	26,705
C000142728
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		7,095	7,760	7,596	7,247	4,446	7,025	7,803	9,526	12,187	14,808
C000142729
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		7,056	7,653	7,439	7,031	4,287	6,721	7,411	8,978	11,400	13,750
C000142730
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		7,114	7,798	7,666	7,318	4,504	7,134	7,945	9,726	12,469	15,187
C000102754
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		8,836	10,286	12,329	12,828	12,302	16,021	7,538	9,993	13,899	15,582
C000102755
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		8,773	10,132	12,058	12,447	11,854	15,317	7,157	9,413	12,995	14,459
C000142548
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		8,864	10,346	12,432	12,963	12,472	16,279	7,681	10,206	14,226	15,993
C000111981
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/Lyons Tactical Allocation Fund
Accumulated Value	10,000		9,896	11,462	13,411	12,511	12,601	17,950	14,481	15,037	16,638	17,256
C000111982
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/Lyons Tactical Allocation Fund
Accumulated Value	10,000		9,818	11,290	13,110	12,135	12,131	17,161	13,739	14,159	15,548	16,013
C000142553
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/Lyons Tactical Allocation Fund
Accumulated Value	10,000		9,921	11,521	13,512	12,630	12,759	18,227	14,737	15,334	17,014	17,694
C000102760
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		10,128	12,025	13,046	13,750	12,814	16,800	15,555	16,746	18,293	21,253
C000102761
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		10,054	11,832	12,747	13,330	12,326	16,045	14,751	15,753	17,076	19,702
C000142550
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		10,156	12,077	13,146	13,896	12,980	17,058	15,837	17,089	18,719	21,797
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All World Index
Accumulated Value	10,000		9,683	11,564	12,872	13,686	14,047	19,648	16,629	19,478	23,358	27,257
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All World Index
Accumulated Value	10,000		9,683	11,564	12,872	13,686	14,047	19,648	16,629	19,478	23,358	27,257
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All World Index
Accumulated Value	10,000		9,683	11,564	12,872	13,686	14,047	19,648	16,629	19,478	23,358	27,257
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		8,687	8,630	7,704	7,869	4,373	6,854	6,959	8,818	11,067	13,918
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		8,687	8,630	7,704	7,869	4,373	6,854	6,959	8,818	11,067	13,918
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		8,687	8,630	7,704	7,869	4,373	6,854	6,959	8,818	11,067	13,918
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	10,000		9,597	11,500	12,208	12,835	11,404	15,887	14,701	16,292	18,696	21,773
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	10,000		9,597	11,500	12,208	12,835	11,404	15,887	14,701	16,292	18,696	21,773
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	$ 10,000		$ 9,597	$ 11,500	$ 12,208	$ 12,835	$ 11,404	$ 15,887	$ 14,701	$ 16,292	$ 18,696	$ 21,773